Property and Equipment (Details) - Adagio Medical Inc - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment
Total property, plant, and equipment	$ 3,487		$ 3,264	$ 2,887
Less: accumulated depreciation	(2,333)		(1,777)	(1,240)
Property and equipment, net	1,154		1,487	1,647
Depreciation expense	600	$ 300	500	500
Consoles
Property and Equipment
Total property, plant, and equipment	1,700		1,565	1,266
Other machinery and equipment
Property and Equipment
Total property, plant, and equipment	905		772	731
Leasehold improvements
Property and Equipment
Total property, plant, and equipment	308		305	303
Tools and molds
Property and Equipment
Total property, plant, and equipment	230		221	221
Computer equipment
Property and Equipment
Total property, plant, and equipment	190		193	154
Demo equipment
Property and Equipment
Total property, plant, and equipment	66		66	66
Furniture and fixtures
Property and Equipment
Total property, plant, and equipment	49		49	53
Construction in process
Property and Equipment
Total property, plant, and equipment			54	54
Vehicles
Property and Equipment
Total property, plant, and equipment	$ 39		$ 39	$ 39